RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2019
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS
RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

25.    RESTRICTIONS IMPOSED ON THE DISTRIBUTION OF DIVIDENDS

The distribution of retained earnings in the form of dividends is governed by the Argentine Corporations Law. These rules require Grupo Supervielle to transfer 5% of its net income to a legal reserve until the reserve equals to 20% of the company’s outstanding capital stock.

In addition, with regard to Banco Supervielle and Cordial Compañía Financiera, 20% of the profits shown by the income statement for the fiscal year, plus - minus the adjustments to prior year results, minus the accumulated loss, if any, at the end of the preceding year, must be transferred to the legal reserve.

Furthermore, the distribution of dividends in these entities shall comply with a series of requirements established by the Argentine Central Bank. The amount to be distributed, shall not compromise the Company’s liquidity and solvency, which can be verified by not recording insufficiencies in the capital adequacy requirements at the end of the fiscal year from which dividends are to be paid out. In regards to minimum liquidity requirements, the average balance of liquid assets (in pesos, foreign currency or government securities) must exceed the liquidity requirement of the last closed period, or the projected period considering the dividend payment.

The Group may pay dividends to the extent that it has distributable retained earnings and distributable reserves calculated in accordance with the rules of the Argentine Central Bank described in Note 1.

Shareholders’ equity under the rules of the Argentine Central Bank comprise the following captions:

At December
31, 2019
Capital Stock	456,722
Paid in Capital	8,997,297
Legal Reserve	91,344
Other Reserves	6,708,810
Other Comprehensive Income	1,167,932
Net Income for the year	4,257,932
Total shareholders’ equity under the rules of the Argentine Central Bank	21,680,037